PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS
RISE EDUCATION CAYMAN LTD
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Continued)
(Amounts in thousands of Renminbi (“RMB”) and US dollars (“US$”)
except share and ADS data and per share and per ADS data)

6.	PREPAYMENTS AND OTHER CURRENT ASSETS
Prepaid expenses and other current assets consisted of the following:

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
Prepayments to suppliers	15,799	22,200	3,402
Prepaid rental expense	5,748	3,658	561
Staff advances	1,586	723	111
Deposits	18,241	11,173	1,712
Prepaid taxes and surcharges	4,513	2,940	451
Current portion of costs to obtain contracts with customers	1,091	1,092	167
Short-term loan to franchisees*	—	48,000	7,356
Other receivables	4,442	4,770	731
	51,420	94,556	14,491

*
During the year ended December 31, 2020, the Group provided to its three franchise
e
s funding of
RMB20,000 (US$3,065)
,
 RMB20,000 (US$3,065)
and
RMB8,000 (US$1,226)
,
respectively to support their working capital need during the closures as a result of COVID-19 containment and restrictions.